CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)																			1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2023	Jun. 20, 2023	Aug. 24, 2022	Aug. 24, 2022	May 03, 2022	Mar. 01, 2022	Jan. 06, 2022	Dec. 14, 2021	Nov. 08, 2021	Oct. 07, 2021	Aug. 31, 2021	Jul. 12, 2021	Jul. 12, 2021	Jul. 08, 2020	Jul. 08, 2020	Aug. 29, 2019	Mar. 14, 2013	Dec. 31, 2012	Apr. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Principal amount																						$ 345,000	$ 368,011
Net proceeds																				$ 270,000	$ 150,000	150,000	587,000
Debt instrument, convertible, terms of conversion feature					The lender, at its option after 180 days from the issuance of the note, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 45% discount from the lowest trading price during the 20 trading days prior to conversion. The Company may prepay the note during the 180 days from the issuance of the note at a redemption premium of 150%. After the expiration of 180 days after issuance, the Company has no right of prepayment	The lender, at its option after 180 days from the issuance of the note, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 45% discount from the lowest trading price during the 20 trading days prior to conversion. The Company may prepay the note during the 180 days from the issuance of the note at a redemption premium of 150%. After the expiration of 180 days after issuance, the Company has no right of prepayment	The lender, at its option after 180 days from the issuance of the note, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 45% discount from the lowest trading price during the 20 trading days prior to conversion. The Company may prepay the note during the 180 days from the issuance of the note at a redemption premium of 150%. After the expiration of 180 days after issuance, the Company has no right of prepayment	The lender, at its option after 180 days from the issuance of the note, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 45% discount from the lowest trading price during the 20 trading days prior to conversion. The Company may prepay the note during the 180 days from the issuance of the note at a redemption premium of 150%. After the expiration of 180 days after issuance, the Company has no right of prepayment
Accrued interest payable																							34,505
Debt instrument accrued interest																						53,212	57,958
Amortization of Debt Discount (Premium)																				211,486	$ 397,021	483,059	774,910
Debt Instrument, Unamortized Discount, Current																				230,855		22,834	155,991
Convertible Notes Payable Four [Member]
Short-Term Debt [Line Items]
Principal balance	$ 135,000
Convertible Notes Payable [Member] | August 24, 2022 [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate			12.00%	12.00%
Principal amount			$ 38,750	$ 38,750
Maturity date			Aug. 24, 2023
Debt discount																						35,316
Net proceeds			$ 35,000
Legal fees																						3,750
Debt instrument, convertible, terms of conversion feature			The lender, at its option after 180 days from the issuance of the note, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 45% discount from the lowest trading price during the 20 trading days prior to conversion. The Company may prepay the note during the 180 days from the issuance of the note at a redemption premium of 150%. After the expiration of 180 days after issuance, the Company has no right of prepayment.
Fees and expenses																						12,482
Debt instrument remaining discount																						22,834
Converted instrument, amount																						38,750
Convertible Notes Payable [Member] | August 29 2019 [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate																10.00%
Principal amount																$ 25,000							395
Maturity date																Aug. 29, 2020
Debt discount																$ 25,000
Net proceeds																22,000
Legal fees																$ 1,500
Debt instrument, convertible, terms of conversion feature																The lender, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 50% discount from the lowest trading price during the 25 days prior to conversion. The Company had no right of prepayment.
Original issue discount																$ 1,500
Extinguishment of principal amount																			$ 395
Accrued interest payable																			2,320
Cash payment																			$ 2,715
Convertible Notes Payable [Member] | July 8, 2020 [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate														10.00%	10.00%
Principal amount														$ 40,000	$ 40,000								40,000
Maturity date															Jul. 08, 2021
Debt discount																						40,000
Net proceeds			$ 35,000
Legal fees														$ 2,800
Debt instrument, convertible, terms of conversion feature														The lender, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 50% discount from the lowest trading price during the 25 days prior to conversion. The Company had no right of prepayment.
Original issue discount														$ 2,200	$ 2,200
Extinguishment of principal amount																						10,000
Extinguishment of principal amount																						6,034
Convertible Notes Payable [Member] | July 12 2021 [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate												12.00%	12.00%
Principal amount												$ 43,750	$ 43,750										43,750
Maturity date													Jul. 12, 2022
Debt discount																						22,101
Net proceeds													$ 40,000
Legal fees												$ 3,750
Debt instrument, convertible, terms of conversion feature												The lender, at its option after 180 days from the issuance of the note, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 45% discount from the lowest trading price during the 20 trading days prior to conversion. The Company may prepay the note during the 180 days from the issuance of the note at a redemption premium of 150%. After the expiration of 180 days after issuance, the Company has no right of prepayment.
Debt discount																						41,798
Principal balance																						43,750
Debt instrument accrued interest																						2,625
Convertible Notes Payable [Member] | August 31, 2021 [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate											12.00%
Principal amount											$ 43,750												43,750
Maturity date											Aug. 31, 2022
Debt discount																						27,668
Net proceeds											$ 40,000
Legal fees											$ 3,750
Debt instrument, convertible, terms of conversion feature											The lender, at its option after 180 days from the issuance of the note, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 45% discount from the lowest trading price during the 20 trading days prior to conversion. The Company may prepay the note during the 180 days from the issuance of the note at a redemption premium of 150%. After the expiration of 180 days after issuance, the Company has no right of prepayment.
Debt discount											$ 41,559
Principal balance																						43,750
Debt instrument accrued interest																						2,625
Convertible Notes Payable [Member] | October 7 2021 [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate										12.00%
Principal amount										$ 43,750													43,750
Maturity date										Oct. 07, 2022
Debt discount																						32,444
Net proceeds										$ 40,000
Legal fees										$ 3,750
Debt instrument, convertible, terms of conversion feature										The lender, at its option after 180 days from the issuance of the note, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 45% discount from the lowest trading price during the 20 trading days prior to conversion. The Company may prepay the note during the 180 days from the issuance of the note at a redemption premium of 150%. After the expiration of 180 days after issuance, the Company has no right of prepayment.
Debt discount										$ 42,293
Principal balance																						43,750
Debt instrument accrued interest																						2,625
Convertible Notes Payable [Member] | November 8 2021 [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate									12.00%
Principal amount									$ 43,750														43,750
Maturity date									Nov. 08, 2022
Debt discount																						36,007
Net proceeds									$ 40,000
Legal fees									$ 3,750
Debt instrument, convertible, terms of conversion feature									The lender, at its option after 180 days from the issuance of the note, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 45% discount from the lowest trading price during the 20 trading days prior to conversion. The Company may prepay the note during the 180 days from the issuance of the note at a redemption premium of 150%. After the expiration of 180 days after issuance, the Company has no right of prepayment.
Debt discount									$ 42,123
Principal balance																						43,750
Debt instrument accrued interest																						2,625
Convertible Notes Payable [Member] | December 14 2021 [Member]
Short-Term Debt [Line Items]
Principal amount																							43,750
Debt discount																						37,771
Debt discount																						39,616
Principal balance																						43,750
Debt instrument accrued interest																						2,625
Convertible Notes Payable [Member] | January 6 2022 [Member]
Short-Term Debt [Line Items]
Debt discount																						35,771
Net proceeds							$ 35,000
Legal fees							$ 3,750
Debt discount																						35,771
Principal balance																						38,750
Debt instrument accrued interest																						2,050
Convertible Notes Payable [Member] | March 1 2022 [Member]
Short-Term Debt [Line Items]
Debt discount																						39,514
Net proceeds						$ 40,000
Legal fees						$ 3,750
Debt discount																						39,514
Principal balance																						43,750
Debt instrument accrued interest																						2,625
Convertible Notes Payable [Member] | May 3 2022 [Member]
Short-Term Debt [Line Items]
Debt discount																						39,411
Net proceeds					$ 40,000
Legal fees					$ 3,750
Debt discount																						39,411
Principal balance																						43,750
Debt instrument accrued interest																						2,625
Convertible Notes Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate																		5.00%
Principal amount																		$ 58,600
Conversion price																		$ 2.00
Principal balance																						25,980	25,980
Debt discount																		$ 57,050
Convertible Notes Payable [Member] | Related Party [Member] | Note One [Member]
Short-Term Debt [Line Items]
Principal balance																						$ 32,620	32,620
Maturity date																						Dec. 31, 2014
Convertible Notes Payable 2 [Member] | December 14 2021 [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate								12.00%
Convertible Notes Payable 2 [Member] | January 6 2022 [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate							12.00%
Convertible Notes Payable 2 [Member] | March 1 2022 [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate						12.00%
Convertible Notes Payable 2 [Member] | May 3 2022 [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate					12.00%
Convertible Notes Payable 2 [Member] | 2 Employees [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate																		5.00%
Principal amount																		$ 58,600
Conversion price																		$ 2.00
Maturity date																		Dec. 31, 2014
Debt discount																		$ 57,050
Convertible Notes Payable 2 [Member] | Employee One [Member]
Short-Term Debt [Line Items]
Principal balance																						$ 25,980
Convertible Notes Payable 2 [Member] | Employee Two [Member]
Short-Term Debt [Line Items]
Principal balance																						32,620
December 14 2021 [Member] | August 24, 2022 [Member]
Short-Term Debt [Line Items]
Principal amount								$ 43,750
January 6 2022 [Member] | August 24, 2022 [Member]
Short-Term Debt [Line Items]
Principal amount							$ 38,750
March 1 2022 [Member] | August 24, 2022 [Member]
Short-Term Debt [Line Items]
Principal amount						$ 43,750
May 3 2022 [Member] | August 24, 2022 [Member]
Short-Term Debt [Line Items]
Principal amount					$ 43,750
Convertible Notes Payable 1 [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate																	5.00%
Principal amount																	$ 29,500
Conversion price																	$ 1.50
Principal balance																						29,500
Maturity date																	Mar. 14, 2015
Convertible Notes Payable Three [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate			12.00%	12.00%
Principal amount			$ 38,750	$ 38,750
Maturity date				Aug. 24, 2023
Debt discount			$ 35,316	$ 35,316
Net proceeds				35,000
Legal fees				$ 3,750
Debt instrument, convertible, terms of conversion feature				The lender, at its option after 180 days from the issuance of the note, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 45% discount from the lowest trading price during the 20 trading days prior to conversion. The Company may prepay the note during the 180 days from the issuance of the note at a redemption premium of 150%. After the expiration of 180 days after issuance, the Company has no right of prepayment
Converted instrument, amount				$ 38,750
Accrued interest payable																				52,453		45,422
Extinguishment of principal amount				$ 2,221
Convertible Notes Payable Four [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate	10.00%	10.00%
Principal amount	$ 500,000	$ 135,000
Principal balance	0
Maturity date		Jun. 20, 2024
Debt discount	$ 270,000
Debt instrument, convertible, terms of conversion feature	The maturity date of the convertible note is July 31, 2024 and the note is convertible at the lesser of (a) $0.002 per share of Common Stock or (b) Fifty Percent (50%) of the lowest trade price of Common Stock recorded on any trade day after the Effective Date, or (c) the lowest effective price per share granted to any person or entity, including the Lender but excluding officers and directors of the Borrower, after the Effective Date to acquire Common Stock.
Accrued interest payable																				5,379
Amortization of Debt Discount (Premium)																				39,145
Debt Instrument, Unamortized Discount, Current																				230,855
Convertible Notes Payable Four [Member] | Lender [Member]
Short-Term Debt [Line Items]
Principal amount	$ 500,000																			135,000
Debt Instrument, Annual Principal Payment																				$ 270,000
Accounts Payable [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate																	5.00%
Principal amount																	$ 29,500
Conversion price																	$ 1.50
Principal balance																						$ 29,500	$ 29,500
Maturity date																						Mar. 14, 2015